Discontinued Operations - Summary of Net Loss on Disposal of Discontinued Operations (Detail) - USD ($) $ in Millions	12 Months Ended
	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2017
ASSETS
Cash and cash equivalents	$ 15,613	$ 15,871	$ 14,153
Trade and other receivables	3,775	3,276
Other financial assets	1,390	1,199
Inventories	3,840	3,764
Property, plant and equipment	68,041	67,182	80,497
Intangible assets	675	778	3,968
Total assets	100,861	111,993	117,006
LIABILITIES
Trade and other payables	6,722	5,980
Total liabilities	49,037	51,323	$ 54,280
Net assets	51,824	$ 60,670
Net loss on disposal	(510)
Discontinued operations [member]
ASSETS
Cash and cash equivalents	104
Trade and other receivables	562
Other financial assets	31
Inventories	34
Property, plant and equipment	10,998
Intangible assets	667
Total assets	12,396
LIABILITIES
Trade and other payables	794
Provisions	491
Total liabilities	1,285
Net assets	11,111
Less non-controlling interest share of net assets disposed	(168)
BHP Share of net assets disposed	10,943
Gross consideration	10,555
Less transaction costs	(54)
Income tax expense	(68)
Net loss on disposal	$ (510)